Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net, by Type [Abstract]
Summary of Property, Equipment and Software, Net
Property, equipment and software, net, consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Computer and electronic equipment	26,853	21,299
Office furniture and equipment	1,121	1,229
Leasehold improvements	32,053	37,770
Software	22,685	27,165

Total	82,712	87,463

Less: accumulated depreciation	(37,950)	(56,066)

Property, equipment and software, net	44,762	31,397